Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Depreciation	$ 33,072	$ 14,619
ARO Accretion	1,031,450	362,950
Net operating losses – non-current	5,224,878	2,826,926
Total deferred tax assets	6,289,400	3,204,495
Valuation allowance	(6,289,400)	(3,204,495)
Net deferred tax liabilities